Investment Objectives and Goals - PUTNAM INCOME FUND	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks high current income consistent with what the Investment Manager (as defined below) believes to be prudent risk.